Nature of the Business and Liquidity	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of the Business and Liquidity

(1) Nature of the Business and Liquidity

Organization

Cingulate Inc. is a clinical stage biopharmaceutical company focused on the development of products utilizing its drug delivery platform technology that enables the formulation and manufacture of once-daily tablets of multi-dose therapies, with an initial focus on the treatment of Attention Deficit/Hyperactivity Disorder (ADHD). The Company is developing two proprietary, first-line stimulant medications, CTx-1301 (dexmethylphenidate) and CTx-1302 (dextroamphetamine), for the treatment of ADHD intended for all patient segments: children, adolescents, and adults. CTx-1301 and CTx-1302 utilize a flexible core tableting technology with target product profile designed to deliver a rapid onset and last the entire active day with a controlled descent of plasma drug level and have favorable tolerability. The Company is preparing to start Phase 3 clinical trials for CTx-1301 in the second quarter of 2022. In addition, the Company has a third product to treat anxiety, CTx-2103, in a proof-of-concept stage.

On November 14, 2012, Cingulate Therapeutics LLC (CTx), a Delaware limited liability company, was formed. CTx’s equity owners were referred to as “Members.” On May 1, 2019, Cingulate Inc., a Delaware corporation and wholly-owned subsidiary of CTx, was formed to provide employee services to CTx. On May 6, 2021, Cingulate Inc. changed its name to Cingulate Works Inc.

On May 10, 2021, Cingulate Inc. (Cingulate, or the Company), a Delaware corporation and wholly-owned subsidiary of CTx, was formed to serve as a holding company and, on August 16, 2021, Cingulate Pharma LLC (Merger Sub), a Delaware LLC and wholly-owned subsidiary of Cingulate was formed in connection with planned organizational transactions. Effective September 29, 2021, Cingulate acquired CTx through the merger of Merger Sub with and into CTx, with CTx as the surviving entity (the Reorganization Merger). After the Reorganization Merger, CTx remains the entity through which the Company conducts operations. As a result of the Reorganization Merger, CTx become a wholly-owned subsidiary of Cingulate and all outstanding Units of CTx immediately prior to the Reorganization Merger, including Profits Interest Units (PIU’s), and after reflecting the stock dividend and reverse stock splits described below, were converted into 7,142,746 shares of Cingulate common stock pursuant to the terms of the merger agreement. In addition, the Company recognized a noncash modification charge equal to $12,738,088 in connection with the conversion of the PIU’s into shares of Cingulate common stock, as further described in Note 8.

On December 10, 2021, the Company completed its initial public offering (IPO), in which the Company issued and sold 4,166,666 shares of its common stock, at a public offering price of $6.00 per share, or aggregate gross proceeds of $25.0 million. The Company received approximately $20.4 million in net proceeds after deducting underwriting discounts and offering expenses paid by the Company.

In conjunction with the Company’s IPO, common stock purchase warrants were issued as described in Note 11 below.

Prior to the consummation of the Reorganization Merger, the Company refers to CTx and on or following the consummation of Reorganization Merger, the Company refers to Cingulate.

CTx is the predecessor of Cingulate for financial reporting purposes. The consolidated financial statements and notes for the year ended December 31, 2021 represent the full consolidation of Cingulate and its subsidiaries, including CTx and all references to the Company represent this full consolidation. For periods prior to the year ended December 31, 2021, the consolidated financial statements and notes represent the full consolidation of CTx and its subsidiaries.

Liquidity

The Company has incurred losses and negative cash flows from operations since inception. As a pre-revenue entity, the Company is dependent on the ability to raise capital to support operations until such time as the product candidates under development are FDA approved, manufactured, commercially available to the marketplace and produce revenues. The IPO, which was completed in 2021, provided the Company the ability to continue its research and development activities; however, the Company will need additional funding for operations and development in order to meet its obligations in the longer term. Management is evaluating various strategies to obtain additional funding for operations and development beyond that time which may include additional offerings of common stock, issuance of debt, potential strategic research and development partners, and licensing and/or marketing arrangements with pharmaceutical companies. Successful implementation of these plans involves both the Company’s efforts and factors that are outside its control, such as market factors and FDA approval of product candidates. The Company can give no assurance that its plans will be effectively implemented in such a way that they will sufficiently alleviate or mitigate the conditions and events noted above, which results in substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.